Derivative Instruments - Additional Information (Details) kr in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 NOK (kr)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 NOK (kr)
Interest rate swap contracts
Derivative Instruments
Notional amount	$ 555.5		$ 650.5
Carrying amount of derivative asset	15.9		$ 9.7
Foreign exchange forward contracts
Derivative Instruments
Notional amount | kr		kr 244.2		kr 249.9
Carrying amount of derivative liabilities	1.7
Carrying amount of derivative asset	$ 0.6